Acquisitions (Schedule of preliminary allocation of purchase consideration) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 04, 2023	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Business Acquisition [Line Items]
Share Consideration			$ 1,502	$ 944
Fair value of assets acquired and liabilities assumed:
Goodwill			11,007		$ 7,749
Siklu [Member]
Business Acquisition [Line Items]
Repayment of Siklu's outstanding debt obligations	$ 8,341
Share Consideration	944
Holdback Consideration	1,617
Fair value of total consideration	10,902
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	370
Current assets	5,732
Non-current assets	2,047
Goodwill	7,749
Other current liabilities	(6,694)
Long-term liabilities	(3,219)
Fair value of total consideration	$ 10,902
Siklu [Member] | Minimum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	2 years
Siklu [Member] | Maximum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	10 years
Siklu [Member] | Trademark [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 440
Finite-lived intangible assets, amortization period	2 years
Siklu [Member] | Customer Relationships [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 1,209
Siklu [Member] | Customer Relationships [Member] | Minimum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	2 years
Siklu [Member] | Customer Relationships [Member] | Maximum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	5 years
Siklu [Member] | Technology [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 3,638
Siklu [Member] | Technology [Member] | Minimum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	2 years
Siklu [Member] | Technology [Member] | Maximum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period	6 years
End 2 End Technologies, Llc [Member]
Business Acquisition [Line Items]
Cash consideration		$ 6,741	6,741
Share Consideration			990
Holdback Consideration			475
Earn-Out			1,624
Fair value of total consideration			9,830
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents			171
Current assets			3,620
Non-current assets			439
Goodwill			3,258
Other current liabilities			(2,529)
Long-term liabilities			(399)
Fair value of total consideration			$ 9,830
End 2 End Technologies, Llc [Member] | Minimum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period			2 years
End 2 End Technologies, Llc [Member] | Maximum [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets, amortization period			4 years
End 2 End Technologies, Llc [Member] | Trademark [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets			$ 370
Finite-lived intangible assets, amortization period			2 years
End 2 End Technologies, Llc [Member] | Customer Relationships [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets			$ 1,781
Finite-lived intangible assets, amortization period			4 years
End 2 End Technologies, Llc [Member] | Technology [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets			$ 3,290
Finite-lived intangible assets, amortization period			3 years